                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kashif F. Sheikh
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Kashif F. Sheikh               Los Angeles, CA     November 5, 2003
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              NONE
                                        --------------------

Form 13F Information Table Entry Total:           33
                                        --------------------

Form 13F Information Table Value Total:      304,548
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                      FORM 13F INFORMATION TABLE


                                                                     VALUE                    INVESTMENT     OTHER       VOTING
NAME OF ISSUER                        TITLE OF CLASS    CUSIP       (X$1000       SHARES      DISCRETION    MANAGERS    AUTHORITY
--------------------------            -------------- ------------ ----------    -----------  ------------  ----------  ------------
AIRTRAN HOLDINGS INC                      Common      00949P108       34,080     2,034,600        Sole         None        Sole
ALLERGAN INC                              Common      018490102        4,015       51,000         Sole         None        Sole
AMAZON COM INC                            Common      023135106        5,146      106,250         Sole         None        Sole
APEX MORTGAGE CAPITAL                     Common      037564101           277      51,666         Sole         None        Sole
BOEING CO                                 Common      097023105        5,386      156,900         Sole         None        Sole
COMPUGEN LTD                              Common      M25722105           614     122,825         Sole         None        Sole
COSTCO WHOLESALE CORP                     Common      22160K105       12,309      395,150         Sole         None        Sole
CSX CORP                                  Common      126408103           842      28,800         Sole         None        Sole
DELL COMPUTER CORP                        Common      247025109        7,570      226,500         Sole         None        Sole
DELPHI FINANCIAL GROUP, INC               Common      247131105       20,641      443,704         Sole         None        Sole
EXELIXIS INC                              Common      30161Q104           526      73,600         Sole         None        Sole
FLEXTRONICS INTL LTD                      Common      Y2573F102        8,973      631,000         Sole         None        Sole
FREEPORT MCMORAN COPPER & GOLD CL B       Common      35671D857        3,493      105,540         Sole         None        Sole
FUELCELL ENERGY INC                       Common      35952H106        2,071      177,000         Sole         None        Sole
HILTON HOTELS CORP                        Common      432848109       12,496      770,400         Sole         None        Sole
INTERNATIONAL BUSINESS MACHINES           Common      459200101        3,887       44,000         Sole         None        Sole
INTEGRATED DEFENSE TECHNOLOGY             Common      45819B101        1,344       80,100         Sole         None        Sole
INTEL CORP                                Common      458140100        5,504      200,000         Sole         None        Sole
INVESTORS FINANCIAL SERVICES CORP         Common      461915100     112,991      3,582,462        Sole         None        Sole
KINDER MORGAN INC                         Common      49455P101        1,366       25,300         Sole         None        Sole
LOCKHEED MARTIN CORP                      Common      539830109       12,580      272,600         Sole         None        Sole
MCMORAN EXPLORATION  CO                   Common      582411104           249      23,795         Sole         None        Sole
NOKIA CORP                            Sponsored ADR   654902204           192      12,300         Sole         None        Sole
OCULAR SCIENCES INC                       Common      675744106        2,002       90,000         Sole         None        Sole
PFIZER INC                                Common      717081103        1,416       46,600         Sole         None        Sole
RF MICRO DEVICES INC                      Common      749941100           391      42,300         Sole         None        Sole
SEI INVESTMENTS CO                        Common      784117103        3,076       94,500         Sole         None        Sole
SOUTHWEST AIRLINES CO                     Common      844741108           650      36,700         Sole         None        Sole
STRATUS PROPERTIES INC                    Common      863167201           928      92,755         Sole         None        Sole
SYNTROLEUM CORP                           Common      871630109       28,949     7,201,240        Sole         None        Sole
TIFFANY & CO                              Common      886547108           825      22,100         Sole         None        Sole
UNITEDHEALTH GROUP INC                    Common      91324P102        1,623       32,250         Sole         None        Sole
UNIVISION COMMUNICATIONS INC              Common      914906102        8,136      254,800         Sole         None        Sole

                                                                  ----------
                                                                     304,548
                                                                  ----------